SHAREHOLDERS EQUITY	12 Months Ended
Mar. 31, 2025
SHAREHOLDERS EQUITY
SHAREHOLDERS' EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

Ordinary shares

Paranovus Cayman was incorporated under the laws of the Cayman Islands on February 9, 2018. The Company issued 50,000 ordinary shares with par value of $1 to exchange for the ownership in Fujian Happiness from the former shareholders to Happiness Fuzhou.

A Reorganization of the legal structure was completed in August 2018. The Reorganization involved the incorporation of Paranovus Entertainment Technology Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Fuzhou) E-commerce Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Fuzhou.

In May 2018, the Company received $627,628 (RMB 4.0 million) from two investors into Fujian Happiness.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 90,000,000 Ordinary shares and 10,000,000 Preferred shares. The authorized ordinary shares became 100,000,000 shares and the par value changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

On October 25, 2019, the Company announced the closing of its initial public offering of 2,000,000 ordinary shares, US$0.0005 par value per share (“Ordinary Shares”) at an offering price of $5.50 per share for a total of $11,000,000 in gross proceeds. The Company raised total net proceeds of $9,342,339 after deducting underwriting discounts and commissions and offering expenses.

The Company entered several Securities Purchase Agreement from September 2020 through March 2021. Pursuant to which, the Company issued 5,100,000 ordinary shares to the purchasers with a total consideration amounted $10,965,703. The Company collected total net proceeds of $10,725,700 after deducting commissions and offering expenses.

On March 15, 2021, the Company issued 381,580 ordinary shares to its management and employees for their service. The Company recorded compensation cost $778,423 according to the fair value of the shares issued.

On June 21, 2021, the Company issued an aggregate of 231,445 Class A ordinary shares of the Company to certain employees and a director for their services. The total compensation cost was $351,796.

On June 25, 2021, the Company entered several Securities Purchase Agreement with non-US investors. Pursuant to which, the Company issued 1,240,000 Class A ordinary shares to the purchasers with a total consideration amounted $2,157,600. The Company collected total net proceeds of $2,157,600 after deducting commissions and offering expenses.

On October 14, 2021, the Company issued an aggregate of 113,458 Class A ordinary shares of the Company to certain employees and a director for their services. The total compensation cost was $99,843.

On October 20, 2021, the Company entered into a certain equity agreement with Shennong for the purchase of 70% of the equity interest of Shennong at a consideration of RMB 103.0 million (approximately $16.1 million). The total consideration paid for the Equity Interests are RMB 48.0 million (approximately $7.5 million) in cash and 4,200,000 Class A ordinary shares of the Company. The Company issued an aggregate of 4,200,000 ordinary shares of the Company to certain transaction on November 12, 2021. The total compensation cost was $3,736,320.

On October 21, 2021, the Company held its annual meeting of shareholders for its fiscal year ending March 31, 2021. The Company approved as a special resolution an alteration to the share capital of the Company by: a: the conversion of each issued paid up Ordinary Share with a par value of $0.0005 each into stock (the “Stock”); b: the alteration of the authorized issued share capital of the Company from (i) US$50,000 divided into 90,000,000 Ordinary Shares with a par value of US$0.0005 each and 10,000,000 Preferred Shares with a par value of US$0.0005 each; to (ii) 70,000,000 Class A Ordinary Shares with a par value of $0.0005 each, 20,000,000 Class B Ordinary Shares with a par value of US$0.0005 each and 10,000,000 Preferred Shares with a par value of US$0.0005 each. Class A Ordinary Shares was entitled to one vote per share and to receive notice of, attend at and vote as a member at any general meeting of the Company; and be entitled to such dividends as the Board may from time to time declare; and generally be entitled to enjoy all of the rights attaching to shares. Class B Ordinary Shares was entitled to twenty (20) votes per share and to receive notice of, attend at and vote as a member at any general meeting of the Company; be entitled to such dividends as the Board may from time to time declare; and generally be entitled to enjoy all of the rights attaching to shares.

On January 12, 2022, the Company issued an aggregate of 1,133,200 Class A ordinary shares of the Company to certain employees for their services. The total compensation cost was $634,592.

On January 20, 2022, the Company entered several Securities Purchase Agreement with non-US persons. Pursuant to which, the Company issued 12,500,000 Class A ordinary shares to the purchasers with a total consideration amounted $10,000,000. The Company collected total net proceeds of $10,000,000 after deducting commissions and offering expenses.

On March 4, 2022, the Company entered into a certain equity transfer agreement with Hekangyuan for the purchase of 100% of the equity interest of Hekangyuan at a consideration of $12.0 million. The total consideration paid for the Equity Interests are $8.0 million in cash and 10,000,000 Class A ordinary shares of the Company. The Company issued an aggregate of 10,000,000 ordinary shares of the Company to certain transaction on March 7, 2022. The total compensation cost was $3,560,000.

On March 10, 2022, the Company entered several Securities Purchase Agreement with non-US investors. Pursuant to which, the Company issued 19,200,000 Class A ordinary shares to the purchasers with a total consideration amounted $6,720,000. The Company collected total net proceeds of $6,720,000 after deducting commissions and offering expenses.

On April 21, 2022, 150,000 Class A Ordinary Shares owned by Xuezhu Wang were reconverted into Class B Ordinary Shares.

On October 10, 2022, a Share Consolidation of the Company’s ordinary shares at a ratio of one-for-twenty (the “Share Consolidation”) was effected as determined by the Board of Directors. At the time the Share Consolidation is effective, our authorized ordinary shares will be consolidated at the same ratio. The authorized share capital of the Company shall be decreased from an authorized share capital of US$50,000 divided into 70,000,000 Class A ordinary shares, par value US$0.0005 each, 20,000,000 Class B ordinary shares, par value US$0.0005 each, and 10,000,000 preferred shares with a par value of US$0.0005 each to an authorized share capital of US$50,000 divided into 3,500,000 Class A ordinary shares, par value US$0.01 each, 1,000,000 Class B ordinary shares, par value US$0.01 each, and 500,000 preferred shares, par value US$0.01 each.

On December 27, 2022, the Company entered into certain securities purchase agreement (the “SPA”) with certain sophisticated purchasers (the “Purchasers”), pursuant to which the Company agreed to sell 3,000,000 Class A ordinary shares, par value $0.01 per share, at a per share purchase price of $2.00. On April 10, 2023, the Company cancelled the 1,000,000 Class A Ordinary shares issued to the two Purchasers. The gross proceeds to the Company from this transaction were approximately $4 million.

On March 14, 2022, the Company entered into a certain equity transfer agreement with 2Lab3 LLC for the purchase of 100% of the equity interest of 2Lab3 LLC at a consideration of approximately $6 million. The total consideration paid for the Equity Interests is 1,375,000 Class A ordinary shares of the Company. The Company issued an aggregate of 1,375,000 Class A ordinary shares of the Company to certain transaction on March 28, 2023. The total compensation cost was $7,081,250.

On July 17, 2024, the Company entered into a certain securities purchase agreement (the “SPA”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to sell up to 60,000,000 Class A ordinary shares, par value $0.01 each (the “Class A Ordinary Shares”), at a per share purchase price of $0.45 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $27,000,000, before deducting any fees or expenses. The transaction was closed on August 1, 2024.

Non-controlling Interest

Non-controlling interests represent the interest of non-controlling shareholders in Paranovus Entertainment Technology Limited based on their proportionate interests in the equity of that company adjusted for their proportionate share, which is 39% to 49% of the particular subsidiaries, of income or losses from operations. See Note 1 for details of the Company and its operating subsidiaries ownership.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory reserve and the discretionary reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.

Warrants

In October 2019, the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering.

The Company’s outstanding and exercisable warrants as of March 31, 2025 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of March 31, 2020	160,000	$6.60	4.6	$-
Warrants granted	-	$-	-	-
Warrants forfeited	-	-	-	-
Warrants exercised	-	$-	-	-
Warrants Outstanding as of March 31, 2021	160,000	$6.60	3.6	$-
Warrants Outstanding as of March 31, 2022	160,000	$6.60	2.6	$-
Warrants Outstanding as of March 31, 2023	8,000	132.00	1.6	-
Warrants Outstanding as of March 31, 2024	8,000	132.00	0.6	-
Warrants Outstanding as of March 31, 2025	-	-	-	-